Borrowings (Details 3) - ARS ($) $ in Millions	Jun. 30, 2020		Jun. 30, 2019		Jun. 30, 2018
Fixed rate:
Argentine Peso	$ 7,793		$ 1,456
Brazilian Reais	1,594		2,265
US Dollar	85,871		84,275
Bolivian pesos	1,424		4
NIS	176,617		225,582
Subtotal fixed-rate borrowings	273,299		313,582
Floating rate:
Argentine Peso	1,934		1,086
Brazilian Reais	4,877		2,600
US Dollar	3,902		4,002
NIS	134,795		156,162
Subtotal floating rate borrowings	145,508		16,385
Total borrowings as per analysis	418,807		477,432
Finance lease obligations			366
Total borrowings as per Statement of Financial Position	418,807	[1]	477,798	[1]	$ 488,156
Argentine Peso [Member]
Fixed rate:
Argentine Peso	7,793		1,456
Brazilian Reais
US Dollar	8,626		71,803
Bolivian pesos
NIS
Subtotal fixed-rate borrowings	94,053		73,259
Floating rate:
Argentine Peso	1,934		1,086
Brazilian Reais
US Dollar	3,902		4,002
NIS
Subtotal floating rate borrowings	5,836		5,088
Total borrowings as per analysis	99,889		78,347
Finance lease obligations			366
Total borrowings as per Statement of Financial Position	99,889		78,713
Brazilian Reais [Member]
Fixed rate:
Argentine Peso
Brazilian Reais	1,594		2,265
US Dollar	110		6
Bolivian pesos
NIS
Subtotal fixed-rate borrowings	1,704		2,271
Floating rate:
Argentine Peso
Brazilian Reais	4,877		2,600
US Dollar
NIS
Subtotal floating rate borrowings	4,877		26
Total borrowings as per analysis	6,581		4,871
Finance lease obligations
Total borrowings as per Statement of Financial Position	6,581		4,871
Bolivian pesos [Member]
Fixed rate:
Argentine Peso
Brazilian Reais
US Dollar
Bolivian pesos			4
NIS
Subtotal fixed-rate borrowings			4
Floating rate:
Argentine Peso
Brazilian Reais
US Dollar
NIS
Subtotal floating rate borrowings
Total borrowings as per analysis			4
Finance lease obligations
Total borrowings as per Statement of Financial Position			4
Uruguayan Peso [Member]
Fixed rate:
Argentine Peso
Brazilian Reais
US Dollar	517		449
Bolivian pesos
NIS
Subtotal fixed-rate borrowings	517		449
Floating rate:
Argentine Peso
Brazilian Reais
US Dollar
NIS
Subtotal floating rate borrowings
Total borrowings as per analysis	517		449
Finance lease obligations
Total borrowings as per Statement of Financial Position	517		449
US Dollar [Member]
Fixed rate:
Argentine Peso
Brazilian Reais
US Dollar	146		121
Bolivian pesos
NIS
Subtotal fixed-rate borrowings	146		121
Floating rate:
Argentine Peso
Brazilian Reais
US Dollar
NIS
Subtotal floating rate borrowings
Total borrowings as per analysis	146		121
Finance lease obligations
Total borrowings as per Statement of Financial Position	146		121
NIS [Member]
Fixed rate:
Argentine Peso
Brazilian Reais
US Dollar	(1,162)		11,896
Bolivian pesos	1,424
NIS	176,617		225,582
Subtotal fixed-rate borrowings	176,879		237,478
Floating rate:
Argentine Peso
Brazilian Reais
US Dollar
NIS	134,795		156,162
Subtotal floating rate borrowings	134,795		156,162
Total borrowings as per analysis	311,674		39,364
Finance lease obligations
Total borrowings as per Statement of Financial Position	$ 311,674		$ 39,364

[1]	Includes Ps. 311,674 and Ps. 393,641 as of June 30, 2020 and 2019, respectively, corresponding to the Operations Center in Israel.